SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)
Notes receivable
Short-term Debt				¥ 338,075		¥ 178,990		$ 47,617
Proceeds from loan				¥ 919,635	$ 129,528	788,153	¥ 406,837
Annual interest rate				4.35%				4.35%
Repayments of debt				¥ 750,127	$ 105,653	¥ 868,821	¥ 376,429
1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity	¥ 200,000									¥ 200,000
Prime rate | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Spread on variable rate	0.78%			0.55%	0.55%	0.85%
Revolving credit facility
Notes receivable
Short-term Debt				¥ 338,075		¥ 178,990
Amount of undrawn balance under credit facilities agreements				¥ 281,925
Average annual interest rate				3.86%		4.23%		3.86%
Revolving credit facility | China CITIC Bank
Notes receivable
Maximum borrowing capacity									¥ 20
Proceeds from line of credit				¥ 20,000
Repayments of line of credit				10
Line of credit outstanding				¥ 19,990
Interest rate				3.70%	3.70%
Amount of undrawn balance under credit facilities agreements				¥ 1,926
Revolving credit facility | 1 Pharmacy Technology | China Merchant Bank
Notes receivable
Maximum borrowing capacity			¥ 100,000	200,000
Spread on variable rate			0.30%
Proceeds from line of credit				779,635		¥ 728,153
Repayments of line of credit				700,540		808,821
Line of credit outstanding				¥ 198,085		¥ 118,990
Interest rate				4.55%	4.55%	3.60%
Revolving credit facility | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity		¥ 100,000
Line of credit drawn down facility				¥ 20,000		¥ 30,000
Repayments of line of credit				30,000		30,000
Line of credit outstanding				20,000		30,000
Revolving credit facility | Prime rate | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Spread on variable rate		0.35%
Yihao Pharmacy | 1 Pharmacy Technology | Shanghai Pudong Development Bank
Notes receivable
Short-term Debt				50,000		30,000
Proceeds from loan				¥ 50,000		¥ 30,000
Annual interest rate				3.65%		4.00%		3.65%
Repayments of debt				¥ 30,000		¥ 30,000